Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases

At September 30, 2021, the future minimum lease payments under non-cancellable operating leases were:

Three months ended December 31, 2021	$181,725
Fiscal year 2022	655,885
Fiscal year 2023	701,839
Fiscal year 2024	433,640
$1,973,089
At December 31, 2020, the future minimum lease payments under non-cancellable operating leases were:
Year ended December 31, 2021	47,055
Year ended December 31, 2022	15,685

Total	$62,740